UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Zodiac Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street Milwaukee, Wisconsin	53202

(Address of principal executive offices)	(Zip code)

Elaine E. Richards, Esq.

U.S. Bancorp Fund Services, LLC

615 East Michigan Street, 2nd Floor

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 287-3338

Date of fiscal year end: August 31, 2004

Date of reporting period: February 29, 2004

Item 1. Report to Stockholders.

CONNING MONEY MARKET PORTFOLIO

Schedule of Portfolio Investments

February 29, 2004

(Unaudited)

Commercial Paper (98.8%)

	Principal Amount	Amortized Cost (a)

Asset-Backed (72.2%):
Barton Capital Corp., 1.04%, 4/06/04 (b)	$4,000,000	$3,995,840
Barton Capital Corp., 1.03%, 4/13/04 (b)	1,000,000	998,770
Barton Capital Corp., 1.03%, 4/21/04 (b)	2,000,000	1,997,082
Bavaria Global Corp., 1.13%, 3/01/04 (b)	3,000,000	3,000,000
Bavaria Global Corp., 1.12%, 3/15/04 (b)	2,000,000	1,999,129
Bavaria Global Corp., 1.07%, 4/07/04 (b)	1,000,000	998,900
Clipper Receivables Corp., 1.03%, 4/07/04 (b)	3,800,000	3,795,977
Clipper Receivables Corp., 1.03%, 4/30/04 (b)	2,500,000	2,495,708
Cooperative Assoc. of Tractor, 1.18%, 3/03/04	1,000,000	999,934
Cooperative Assoc. of Tractor, 1.15%, 3/05/04	1,000,000	999,872
Cooperative Assoc. of Tractor, 1.14%, 3/11/04	1,000,000	999,683
Cooperative Assoc. of Tractor, 1.10%, 4/05/04	1,000,000	998,931
Cooperative Assoc. of Tractor, 1.12%, 5/05/04	2,000,000	1,995,956
Dealers Capital, 1.06%, 4/06/04	3,500,000	3,496,290
Dealers Capital, 1.06%, 4/20/04	2,000,000	1,997,042
Dealers Capital, 1.07%, 5/18/04	1,000,000	997,682
Eagle Funding Capital Corp., 1.04%, 3/18/04 (b)	1,041,000	1,040,489
Edison Asset Securitization LLC, 1.07%, 5/07/04 (b)	4,500,000	4,491,169

Commercial Paper, continued

	Principal Amount	Amortized Cost (a)

Edison Asset Securitization LLC, 1.11%, 7/01/04 (b)	$500,000	$498,119
Falcon Asset Securitization Corp., 1.03%, 3/10/04 (b)	5,000,000	4,998,712
Galleon Capital Corp., 1.03%, 3/31/04 (b)	6,000,000	5,994,850
Kitty Hawk Funding Corp., 1.03%, 4/19/04 (b)	4,000,000	3,994,392
Kitty Hawk Funding Corp., 1.03%, 5/17/04 (b)	2,000,000	1,995,594
Market Street Funding, 1.03%, 3/12/04 (b)	2,000,000	1,999,371
Market Street Funding, 1.03%, 3/18/04 (b)	3,500,000	3,498,298
Old Line Funding Corp., 1.02%, 3/08/04 (b)	2,623,000	2,622,478
Old Line Funding Corp., 1.03%, 3/26/04 (b)	2,500,000	2,498,212
Thames Asset Global Securitization, 1.05%, 3/01/04 (b)	2,000,000	2,000,000
Three Rivers Funding Corp., 1.02%, 3/22/04 (b)	4,000,000	3,997,620
Thunder Bay Funding Inc., 1.03%, 3/10/04 (b)	3,000,000	2,999,228
Thunder Bay Funding Inc., 1.03%, 3/15/04 (b)	3,000,000	2,998,798
Triple A One Funding Corp., 1.03%, 3/05/04 (b)	2,000,000	1,999,771
Triple A One Funding Corp., 1.03%, 3/08/04 (b)	2,500,000	2,499,499
Triple A One Funding Corp., 1.03%, 3/19/04 (b)	1,000,000	999,485
Windmill Funding Corp., 1.05%, 3/10/04 (b)	1,450,000	1,449,619
Windmill Funding Corp., 1.03%, 4/05/04 (b)	3,000,000	2,996,996
World Omni Vehicle Leasing, 1.06%, 3/12/04 (b)	3,000,000	2,999,028

See notes to financial statements

CONNING MONEY MARKET PORTFOLIO

Schedule of Portfolio Investments

February 29, 2004

(Unaudited)

Commercial Paper, continued

	Principal Amount	Amortized Cost (a)

World Omni Vehicle Leasing, 1.05%, 3/19/04 (b)	$1,000,000	$999,475
Yorkshire Building Society, 1.08%, 4/05/04	4,000,000	3,995,800
Yorkshire Building Society, 1.06%, 6/02/04	3,000,000	2,991,785

		98,325,584

Banks (6.8%):
NBNZ International Ltd, 1.085%, 3/10/04 (b)	2,000,000	1,999,457
NBNZ International Ltd, 1.06%, 4/08/04 (b)	1,750,000	1,748,074
NBNZ International Ltd, 1.03%, 4/16/04 (b)	1,500,000	1,498,026
Nordea North America Inc., 1.04%, 4/27/04	4,000,000	3,993,413

		9,238,970

Consumer Products (3.7%):
L’Oreal USA, Inc., 1.03%, 3/08/04 (b)	2,000,000	1,999,599
L’Oreal USA, Inc., 1.03%, 3/11/04 (b)	3,000,000	2,999,142

		4,998,741

Financial Services (15.0%):
CIT Group Inc., 1.06%, 4/12/04	4,000,000	3,995,053
CIT Group Inc., 1.06%, 4/19/04	1,400,000	1,397,980
CIT Group Inc., 1.06%, 5/03/04	1,600,000	1,597,032
Countrywide Home Loans, 1.06%, 3/04/04	3,500,000	3,499,691
Countrywide Home Loans, 1.09%, 3/08/04	2,000,000	1,999,576
Duff & Phelps Utilities Income Inc., 1.18%, 5/25/04 (b)	3,000,000	2,991,642
Household Finance Corp., 1.03%, 3/29/04	2,000,000	1,998,398
UBS Finance Delaware LLC, 1.03%, 4/05/04	3,000,000	2,996,996

		20,476,368

Commercial Paper, continued

	Principal Amount	Amortized Cost (a)
Insurance (1.1%):
Alfa Corp., 1.05%, 3/03/04	$1,500,000	$1,499,912

TOTAL COMMERCIAL PAPER		134,539,575

Investment Company (1.1%)

	Shares

SEI Daily Income Prime Obligation Fund	1,428,854	1,428,854

TOTAL INVESTMENT COMPANY		1,428,854

TOTAL INVESTMENTS 99.9%		135,968,429

Other Assets, less Liabilities 0.1%		194,698

TOTAL NET ASSETS 100.0%		$136,163,127

(a)	Cost for federal income tax and financial reporting purposes are the same.
(b)	Section 4(2) paper which is unregistered and restricted on its resale. The Portfolio’s Adviser has determined these securities to be liquid.

See notes to financial statements

CONNING MONEY MARKET PORTFOLIO

Statement of Assets and Liabilities

	February 29, 2004
		(Unaudited	)

Assets:
Investments, at value (cost $135,968,429)		$135,968,429
Cash		61,048
Interest receivable		945
Receivable for capital shares sold		246,940
Other assets		15,282

Total Assets		136,292,644

Liabilities:
Payable to Adviser	$13,312
Payable to affiliates	31,307
Payable for shareholder servicing fees	73,219
Other liabilities	11,679

Total Liabilities		129,517

Net Assets		$136,163,127

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)		136,163,127

Net asset value, redemption price and offering price per share		$1.00

Statement of Operations

Six Months Ended February 29, 2004
		(Unaudited)

Investment Income:
Interest income		$911,656

Expenses:
Shareholder servicing fees	$621,232
Investment advisory fees	331,324
Fund administration and accounting fees	165,662
Custody fees	26,615
Reports to shareholders	15,622
Transfer agent fees and expenses	14,791
Federal and state registration fees	12,538
Legal fees	10,136
Audit fees	7,136
Trustees’ fees and related expenses	4,608
Pricing fees	1,238
Other expenses	7,657

Total expenses before voluntary and contractual waivers		1,218,559
Expenses waived		(397,588)

Net Expenses		820,971

Net Investment Income		90,685

Change in net assets resulting from operations		$90,685

See notes to financial statements

CONNING MONEY MARKET PORTFOLIO

Statements of Changes in Net Assets
	Six Months Ended February 29, 2004 (Unaudited)	Year Ended August 31, 2003
Operations:
Net investment income	$90,685	$1,085,963

Net increase in net assets from operations	90,685	1,085,963

Distributions to Shareholders:
From net investment income	(90,685)	(1,085,963)

Net decrease in net assets from distributions to shareholders	(90,685)	(1,085,963)

Capital Share Transactions:
Shares sold	30,736,419	152,017,654
Shares issued to holders in reinvestment of distributions	90,685	1,085,963
Shares redeemed	(93,246,927)	(187,387,262)

Net decrease in net assets from capital share transactions	(62,419,823)	(34,283,645)

Total decrease in net assets	(62,419,823)	(34,283,645)

Net Assets:
Beginning of period	198,582,950	232,866,595

End of period	$136,163,127	$198,582,950

See notes to financial statements

CONNING MONEY MARKET PORTFOLIO

Financial Highlights
	Six Months Ended February 29, 2004 (Unaudited)		Year Ended August 31, 2003		Period Ended August 31, 2002 (a)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00

Investment Activities:
Net investment income	—	(b)	—	(b)	0.01
Net realized gain on investments	—		—		—	(b)

Total from Investment Activities	—	(b)	—	(b)	0.01

Distributions:
Net investment income	—	(b)	—	(b)	(0.01)
Net realized gain on investments	—		—		—	(b)

Total Distributions	—	(b)	—	(b)	(0.01)

Net Asset Value, End of Period	$1.00		$1.00		$1.00

Total Return	0.05	%(c)	0.47%		1.09	%(c)

Ratios/Supplementary Data:
Net Assets at end of period (000’s)	$136,163		$198,583		$232,867
Ratio of expenses to average net assets	0.99	%(d)(e)	0.96	%(d)(e)	0.97	%(d)(e)
Ratio of net investment income to average net assets	0.11	%(d)(e)	0.48	%(d)(e)	1.12	%(d)(e)

(a)	Portfolio commenced operations on September 20, 2001.
(b)	Less than one cent per share.
(c)	Not annualized.
(d)	Annualized.
(e)	Net of fees voluntarily and contractually reduced. The effect of the voluntary waivers was 0.37% and the effect of the contractual waiver was 0.11% for each period. If such fee reductions had not occurred, the ratio of net expenses to average net assets would have been 1.47%, 1.44% and 1.45% and the ratio of net investment income (loss) to average net assets would have been (0.37)%, 0.00% and 0.64% for the periods ended February 29, 2004, August 31, 2003 and August 31, 2002, respectively.

See notes to financial statements

CONNING MONEY MARKET PORTFOLIO

Notes to Financial Statements

February 29, 2004

(Unaudited)

(1)	Organization

Zodiac Trust (the “Trust”) was organized as a Delaware business trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with a diversified portfolio, the Conning Money Market Portfolio (the “Portfolio”). The Portfolio represents a distinct portfolio with its own investment objectives and policies. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Portfolio became effective on September 19, 2001 and commenced operations on September 20, 2001. Costs incurred by the Portfolio in connection with the organization, registration and the initial public offering of shares were paid by Conning Asset Management Company (the “Adviser”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”).

(a)	Investment Valuation

The securities of the Portfolio are valued at amortized cost, which approximates market value. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium.

(b)	Section 4(2) paper

Commercial paper in which the Portfolio invests may include securities issued by corporations without registration under the Securities Act of 1933, as amended (the “1933 Act”), in reliance on the so-called private placement exemption in Section 4(2) of the 1933 Act (“Section 4(2) paper”). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must be similarly made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper. Investment by the Portfolio in Section 4(2) paper could have the effect of increasing the illiquidity of the Portfolio during any period in which institutional investors were no longer interested in purchasing these securities. Section 4(2) paper will not be considered illiquid, however, if the Portfolio’s Adviser has determined that a liquid trading market exists for such securities. At February 29, 2004, Section 4(2) paper amounted to $92,088,549 or 67.6%, of the Portfolio’s net assets. The Portfolio’s Adviser has determined these securities to be liquid.

(c)	Federal Income Taxes

The Portfolio intends to comply with the requirement of Subchapter M of the Internal Revenue Code as necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

Continued

CONNING MONEY MARKET PORTFOLIO

Notes to Financial Statements, Continued

February 29, 2004

(Unaudited)

(d)	Distributions to Shareholders

The Portfolio declares dividends from net investment income daily and pays them monthly. Net realized capital gains, if any, are distributed at least annually. Any short-term capital gains are included in ordinary income for tax purposes. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Trustees in order to comply with certain distribution requirements of the Internal Revenue Code. During the six months ended February 29, 2004 and the year ended August 31, 2003, the Portfolio distributed $90,685 and $1,085,963, respectively, of ordinary income.

The Portfolio intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At August 31, 2003, the Portfolio had a capital loss carryforward of $783 with an expiration date of August 31, 2011. At August 31, 2003, the Portfolio had a post-October loss of $192.

As of August 31, 2003, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$975
Undistributed long-term capital gain	—

Total distributable earnings	$975

(e)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Other

Investment transactions are recorded on the trade date. The Portfolio determines the gain or loss from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Interest income, including accretion of discount and amortization of premium on investments, is accrued on a daily basis. Dividend income is recognized on the ex-dividend date.

(3)	Related Party Transactions

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser, with whom certain officers of the Trust are affiliated, to furnish investment advisory services to the Portfolio. Under the terms of the Agreement, the Trust, on behalf of the Portfolio, compensates the Adviser for its management services at the annual rate of 0.40% of the Portfolio’s average daily net assets.

Continued

CONNING MONEY MARKET PORTFOLIO

Notes to Financial Statements, Continued

February 29, 2004

(Unaudited)

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC, and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Portfolio. An officer of the Trust is affiliated with Quasar Distributors, LLC, which provides distribution services for the Portfolio.

The Trust has a Fund Administration Servicing Agreement (the “Agreement”) with U.S. Bancorp Fund Services, LLC to furnish fund administration services to the Portfolio. Under the terms of the Agreement, the Trust, on behalf of the Portfolio, compensates U.S. Bancorp Fund Services, LLC for its fund administration services at the annual rate of 0.20% of the Portfolio’s average daily net assets. U.S. Bancorp Fund Services, LLC has contractually agreed to waive 0.11% of these fees on the first $250 million and 0.08% on the next $250 million of net assets.

Fees may be voluntarily or contractually reduced to assist the Portfolio in maintaining a more competitive expense ratio. Information regarding fee reduction transactions are as follows for the six months ended February 29, 2004:

	Investment Advisory Fees	Administration Fees
	Voluntary Fee Reductions	Contractual Fee Reductions
Conning Money Market Portfolio	$231,926	$91,114

(4)	Shareholder Servicing Fees

Under the Portfolio’s Shareholder Servicing Plan, the Portfolio can pay, on an annual basis up to 0.25% for shareholder liaison services and up to 0.50% for administrative support services out of the Portfolio’s average daily net assets. The Adviser has arranged with certain shareholder servicing organizations that the Portfolio will not pay more than 0.66% of its daily net assets in the aggregate for shareholder liaison and/or administrative support. Shareholder servicing fees that were voluntarily reduced were in the amount of $74,548 for the six months ended February 29, 2004.

(5)	Capital Share Transactions

Transactions in shares of the Conning Money Market Portfolio were as follows:

	Six Months Ended February 29, 2004	Year Ended August 31, 2003
Shares sold	30,736,419	152,017,654
Shares issued to holders in reinvestment of distributions	90,685	1,085,963
Shares redeemed	(93,246,927)	(187,387,262)

Net Decrease	(62,419,823)	(34,283,645)

Proxy Voting Policies and Procedures

Conning Money Market Portfolio has adopted proxy voting policies and procedures that delegate to Conning Asset Management Company, the Portfolio’s investment adviser (the “Adviser”), the authority to vote proxies. A description of the Conning Money Market Portfolio proxy voting policies and procedures is available without charge, upon request, by calling the Portfolio toll free at 1-800-452-2724. A description of these policies and procedures is also included in the Portfolio’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

INVESTMENT ADVISER

Conning Asset Management Company

City Place II

185 Asylum Street

Hartford, Connecticut 06103-4105

DISTRIBUTOR

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

AUDITORS

Deloitte & Touche LLP

411 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

LEGAL COUNSEL

Godfrey & Kahn, S.C.

780 North Water Street

Milwaukee, Wisconsin 53202

TRANSFER AGENT, FUND

ACCOUNTANT AND ADMINISTRATOR

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

CUSTODIAN

U.S. Bank, N.A.

425 Walnut Street

Cincinnati, OH 45202

This report is submitted for the general information of the shareholders of the Conning Money Market Portfolio. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus for the Portfolio, which contains information concerning the Portfolio’s investment policies and expenses as well as other pertinent information. An investment in the Portfolio is NOT INSURED BY THE FDIC or any other governmental agency, is not a deposit or obligation of, or endorsed or guaranteed by, any bank, the distributor or any of their affiliates. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

CONNING MONEY MARKET PORTFOLIO

SEMI-ANNUAL REPORT

February 29, 2004

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Not applicable for periods ending before July 9, 2004.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 9. Submission of Matters to a Vote of Security Holders.

The registrant does not currently have procedures by which shareholders may recommend nominees to the registrant’s board of trustees. The registrant’s independent trustees serve as its nominating committee.

Item 10. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no significant changes in the Registrant’s internal controls or in other factors that occurred during the Registrant’s last fiscal half-year that have significantly affected the Registrant’s internal controls.

Item 11. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2)	Certification pursuant to Rule 30a-2(a) under the 1940 Act. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Rule 30a-2(b) under the 1940 Act. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Zodiac Trust

By (Signature and Title)	/s/ Garett Plona

Garett Plona, President and Treasurer

Date:	May 4, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Garett Plona

Garett Plona, President and Treasurer

Date:	May 4, 2004